Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 37,400	$ 6,992	$ 3,603
Depreciation and amortization		270	(144)
Research and development and other credits		3,651	2,617
Accrued reserves and other		4,033	1,005
Stock-based compensation		3,360	2,734
Acquired intangibles		8,772	5,230
Deferred tax assets, gross, total		27,078	15,045
Valuation allowance		(24,354)	(14,299)
Asset basis difference		2,724	746
Deferred Tax Liability:
Unrepatriated earnings		$ (2,662)	$ (607)